Goodwill - Goodwill Rollforward (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Goodwill, beginning balance	$ 633	$ 679
Exchange adjustments	57	(46)
Goodwill, ending balance	$ 690	$ 633